Contract assets (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Debentures costs	R$ 19,041	R$ 17,903
Debentures average rate	0.32%	0.38%
Gain on tariff	R$ 4,014	R$ 30,654
Bateias Pilarzinho [Member]
IfrsStatementLineItems [Line Items]
Nominal terms percenatge	11.15%
Londrina Figueira [Member]
IfrsStatementLineItems [Line Items]
Nominal terms percenatge	4.15%
Assis Paraguacu Paulista I I [Member]
IfrsStatementLineItems [Line Items]
Nominal terms percenatge	7.84%